Corporate Bonds and Convertible Bonds - Additional Information (Detail) - Convertible bonds - Unsecured zero coupon convertible bonds, due March 14, 2019 - JPY (¥) ¥ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Convertible bonds, issued	¥ 30,000	¥ 30,000	¥ 30,000
Maturity date	Mar. 14, 2019	Mar. 14, 2019	Mar. 14, 2019
Amount in excess of dividends for which conversion price is adjusted	¥ 15		¥ 15
Reduction in conversion price triggered of principal amount	100.00%
Debt instrument outstanding percentage	100.00%
Minimum
Debt Instrument [Line Items]
Stock acquisition rights effective date	Apr. 01, 2014
Conversion price per common share	¥ 1,123		1,123
Maximum
Debt Instrument [Line Items]
Stock acquisition rights effective date	Feb. 28, 2019
Conversion price per common share	¥ 1,655		¥ 1,655
Percentage of redemption premium of principal amount	3.00%
Debt instrument original issuance outstanding	10.00%		10.00%